UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4364

Exact name of registrant as specified in charter: Voyageur Intermediate Tax-Free Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELWARE TAX-FREE MINNESOTA INTERMEDIATE FUND of the Registrant, information on which is included in the following shareholder reports.

Semiannual Report	Delaware
Tax-Free Minnesota Fund

Delaware
Tax-Free Minnesota
Insured Fund

Delaware
Tax-Free Minnesota
Intermediate Fund

Delaware
Minnesota High-Yield
Municipal Bond Fund

February 28, 2007

                                              Fixed income mutual funds

Table of contents

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	21
> Statements of changes in net assets	22
> Financial highlights	24
> Notes to financial statements	36
> About the organization	44

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Minnesota Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,028.60	1.24%	$6.24
Class B	1,000.00	1,024.80	1.99%	9.99
Class C	1,000.00	1,024.70	1.99%	9.99
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.64	1.24%	$6.21
Class B	1,000.00	1,014.93	1.99%	9.94
Class C	1,000.00	1,014.93	1.99%	9.94

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Delaware Tax-Free Minnesota Insured Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.60	1.13%	$5.68
Class B	1,000.00	1,020.90	1.88%	9.42
Class C	1,000.00	1,021.80	1.88%	9.42
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.13%	$5.66
Class B	1,000.00	1,015.47	1.88%	9.39
Class C	1,000.00	1,015.47	1.88%	9.39

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

(continues)     1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Intermediate Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.10	0.77%	$3.87
Class B	1,000.00	1,020.70	1.62%	8.12
Class C	1,000.00	1,020.80	1.62%	8.12
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.98	0.77%	$3.86
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

Delaware Minnesota High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,034.10	0.92%	$4.64
Class B	1,000.00	1,030.20	1.67%	8.41
Class C	1,000.00	1,030.20	1.67%	8.41
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Fund
Percentage
Sector	of Net Assets
Municipal Bonds	106.04%
Corporate-Backed Revenue Bonds	6.12%
Education Revenue Bonds	6.27%
Electric Revenue Bonds	10.65%
Escrowed to Maturity Bonds	0.88%
Health Care Revenue Bonds	31.37%
Housing Revenue Bonds	8.73%
Lease Revenue Bonds	2.51%
Local General Obligation Bonds	15.46%
Pre-Refunded Bonds	12.69%
Special Tax Bonds	2.30%
State General Obligation Bonds	6.18%
Transportation Revenue Bonds	0.38%
Water & Sewer Revenue Bonds	2.50%
Short-Term Investments	0.53%
Variable Rate Demand Notes	0.53%
Total Value of Securities	106.57%
Liabilities Net of Receivables and Other Assets	(6.57%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	35.24%
AA	16.86%
A	20.32%
BBB	14.66%
BB	1.65%
Not Rated	11.27%
Total	100.00%

Delaware Tax-Free Minnesota Insured Fund
Percentage
Sector	of Net Assets
Municipal Bonds	104.68%
Corporate-Backed Revenue Bonds	0.81%
Education Revenue Bonds	6.14%
Electric Revenue Bonds	8.05%
Escrowed to Maturity Bonds	15.83%
Health Care Revenue Bonds	17.94%
Housing Revenue Bonds	4.21%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	27.77%
Pre-Refunded Bonds	14.20%
Special Tax Bonds	0.84%
State General Obligation Bonds	2.50%
Transportation Revenue Bonds	0.92%
Total Value of Securities	104.68%
Liabilities Net of Receivables and Other Assets	(4.68%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	78.99%
AA	3.64%
A	12.99%
BBB	4.38%
Total	100.00%

(continues)      3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Intermediate Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.13%
Corporate-Backed Revenue Bonds	3.34%
Education Revenue Bonds	12.13%
Electric Revenue Bonds	1.97%
Escrowed to Maturity Bonds	2.11%
Health Care Revenue Bonds	23.29%
Housing Revenue Bonds	8.62%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	25.51%
Pre-Refunded Bonds	6.43%
Special Tax Revenue Bonds	1.54%
State General Obligation Bonds	6.86%
Transportation Revenue Bonds	1.46%
Short-Term Investments	2.28%
Money Market Instrument	0.28%
Variable Rate Demand Notes	2.00%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	35.84%
AA	15.74%
A	18.76%
BBB	19.09%
Not Rated	10.57%
Total	100.00%

Delaware Minnesota High-Yield Municipal Bond Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.38%
Corporate-Backed Revenue Bonds	3.80%
Education Revenue Bonds	7.71%
Electric Revenue Bonds	7.81%
Health Care Revenue Bonds	35.66%
Housing Revenue Bonds	15.59%
Lease Revenue Bonds	2.88%
Local General Obligation Bonds	11.66%
Pre-Refunded Bonds	5.96%
Special Tax Bonds	2.12%
State General Obligation Bonds	2.70%
Transportation Revenue Bonds	1.49%
Short-Term Investments	1.70%
Variable Rate Demand Notes	1.70%
Total Value of Securities	99.08%
Receivables and Other Assets Net of Liabilities	0.92%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	17.18%
AA	18.11%
A	20.09%
BBB	16.52%
BB	1.32%
Not Rated	26.78%
Total	100.00%

Statements of net assets

Delaware Tax-Free Minnesota Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 106.04%
Corporate-Backed Revenue Bonds – 6.12%
Cloquet Pollution Control Revenue
(Potlatch Corp. Project)
5.90% 10/1/26	$6,500,000	$6,672,185
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,271,760
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	5,465,000	5,660,101
Seaway Port Authority of Duluth
Industrial Development Dock
& Wharf Revenues
(Cargill, Inc. Project) Series E
6.125% 11/1/14	4,500,000	4,598,010
		25,202,056
Education Revenue Bonds – 6.27%
Minnesota State Colleges &
Universities Revenue Fund
Series A 5.00% 10/1/29 (MBIA)	1,665,000	1,784,364
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,313,700
Series J1 5.00% 5/1/36	2,225,000	2,311,063
(College of St. Benedict)
Series 4-G 6.20% 3/1/16	1,000,000	1,001,710
(St. Catherine College)
Series 5-N1
5.25% 10/1/22	1,500,000	1,579,230
5.375% 10/1/32	1,000,000	1,059,000
University of Minnesota
&[1]5.50% 7/1/21	10,500,000	12,249,405
&[2]5.75% 7/1/18	3,840,000	4,534,253
		25,832,725
Electric Revenue Bonds – 10.65%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,148,320
Minnesota State Municipal
Power Agency
5.00% 10/1/35	3,000,000	3,152,700
Series A 5.00% 10/1/34	4,250,000	4,444,990
Series A 5.125% 10/1/29	3,000,000	3,167,700
Northern Minnesota Municipal
Power Agency Electric
System Revenue
^Series A 5.849% 1/1/09 (AMBAC)	3,815,000	3,563,324
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,561,600
Rochester Electric Utilities
Revenue 5.25% 12/1/30	4,915,000	5,120,988
Shakopee Public Utilities
Commission Revenue
5.125% 2/1/26 (MBIA)	1,000,000	1,026,120
Southern Minnesota Municipal
Power Agency Supply
System Revenue Series A
^4.439% 1/1/25 (MBIA)	5,000,000	2,373,450
5.25% 1/1/15 (AMBAC)	3,000,000	3,312,780
5.75% 1/1/18 (MBIA)	1,000,000	1,095,580
Southern Minnesota Municipal
Power Agency Supply
System Revenue
&[3]5.25% 1/1/14 (AMBAC)	4,000,000	4,377,840
&[4]5.25% 1/1/15 (AMBAC)	5,900,000	6,515,134
		43,860,526
Escrowed to Maturity Bonds – 0.88%
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series B
5.50% 1/1/15 (AMBAC)	990,000	1,027,699
University of Minnesota Series A
5.50% 7/1/21	2,000,000	2,333,240
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 9.75% 1/1/16 (MBIA)	185,000	263,242
		3,624,181
Health Care Revenue Bonds – 31.37%
Aitkin Health Care Facilities
Revenue (Riverwood Health
Care Center) 5.60% 2/1/32	1,500,000	1,553,505
Apple Valley Economic
Development Authority
Health Care Revenue
(Augustana Home St. Paul
Project) Series A
6.00% 1/1/40	2,700,000	2,787,750
(Evercare Senior Living
Project) Series A
6.125% 6/1/35	4,000,000	4,073,240
Bemidji Hospital Facilities First
Meeting Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	770,133
Bloomington Housing &
Redevelopment Authority
Housing Revenue (Senior
Summerhouse Bloomington
Project, Presbyterian Homes
Housing & Assisted Living)
6.125% 5/1/35	3,420,000	3,476,191
Breckenridge Catholic Health
Initiatives Series A
5.00% 5/1/30	2,500,000	2,626,600

(continues)      5

Statements of net assets

Delaware Tax-Free Minnesota Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Buffalo Health Care Revenue
(Central Minnesota Senior
Housing Project) Series A
5.50% 9/1/33	$1,270,000	$1,287,348
Duluth Economic Development
Authority Health Care Facilities
Revenue Benedictine Health
System (St. Mary’s Hospital)
5.25% 2/15/33	10,000,000	10,507,999
5.50% 2/15/23	1,000,000	1,076,840
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	1,000,000	1,050,890
5.00% 9/1/35	5,850,000	6,113,777
Minneapolis Health Care Facility
Revenue (Jones-Harrison
Residence Project)
5.60% 10/1/30	1,550,000	1,580,613
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	9,500,000	10,303,224
(Fairview Health Services)
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,664,250
5.00% 11/15/34 (AMBAC)	2,500,000	2,662,375
Minnesota Agricultural &
Economic Development
Board Revenue
(Benedictine Health Systems)
5.75% 2/1/29	1,895,000	1,937,884
(Fairview Health Care System)
Series A 6.375% 11/15/29	15,000	16,257
Northfield Hospital Revenue
5.375% 11/1/26	3,785,000	4,069,897
Northfield Housing &
Redevelopment Authority
Series A 5.375% 12/1/36	1,000,000	1,004,630
Prior Lake Senior Housing
Revenue (Shepherds Path
Senior Housing) Series B
5.70% 8/1/36	2,000,000	2,075,180
5.75% 8/1/41	1,000,000	1,026,130
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	7,000,000	7,415,520
(Mayo Foundation) Series B
5.50% 11/15/27	700,000	720,377
Rochester Health Care Facilities
Revenue (Mayo Foundation)
&[5]Series A 5.50% 11/15/27	4,200,000	4,322,262
&[6]Series B 5.50% 11/15/27	16,750,000	17,237,593
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center)
5.10% 9/1/25	2,000,000	2,102,920
5.25% 9/1/34	7,000,000	7,379,190
Sherburne County Health Care
Facilities Revenue
(Guardian Angels Health
Services) 5.55% 10/1/36	1,500,000	1,529,955
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
Series B 5.25% 7/1/30	9,420,000	9,992,923
St. Paul Housing &
Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation
Group Project) 5.25% 5/15/36	6,000,000	6,365,100
St. Paul Housing &
Redevelopment Authority
Hospital Revenue
(Health East Project)
6.00% 11/15/35	4,340,000	4,825,820
Series A 5.70% 11/1/15	1,300,000	1,336,400
Washington County Housing &
Redevelopment Authority
Hospital Facilities Revenue
(Health East Project)
5.50% 11/15/27	1,000,000	1,024,090
Woodbury Economic
Development Authority
Housing Revenue (Senior
Summerhouse Woodbury
Project) Series B
5.75% 6/1/41	2,250,000	2,324,925
		129,241,788
Housing Revenue Bonds – 8.73%
Brooklyn Center Multifamily Housing
Revenue (Shingle Creek)
5.40% 5/20/43 (GNMA) (AMT)	1,000,000	1,037,510
Hopkins Multifamily Housing
Revenue (Hopkins Renaissance
Project-Section 8) 6.375% 4/1/20	1,000,000	1,021,990
@Hutchinson Multifamily
Housing Revenue (Evergreen
Apartments Project-Section 8)
5.75% 11/1/28	870,000	849,190
Minneapolis Multifamily
Housing Revenue
(Grant Street Apartments
Project) Series A
7.25% 11/1/29	750,000	780,368
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	4,000,000	4,170,920

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily
Housing Revenue (continued)
(Sumner Field) Series A
5.50% 11/20/26
(GNMA) (AMT)	$980,000	$1,030,695
(Trinity Apartments-Section 8)
Series A 6.75% 5/1/21	1,750,000	1,833,160
Minnesota State Housing Finance
Agency Residential Housing
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,524,800
Series I 5.15% 7/1/38 (AMT)	5,550,000	5,778,382
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,593,734
Minnesota State Housing Finance
Agency Single Family Mortgage
Series A 5.30% 7/1/19	555,000	580,203
Series B 5.35% 1/1/33 (AMT)	2,965,000	3,061,422
Series J 5.90% 7/1/28 (AMT)	465,000	479,559
@Park Rapids Multifamily Revenue
(The Court Apartments
Project-Section 8) 6.30% 2/1/20	2,805,000	2,728,844
St. Cloud Housing &
Redevelopment Authority
Revenue (Sterling Heights
Apartments Project)
7.55% 4/1/39 (AMT)	1,000,000	1,064,400
St. Louis Park Residential
Mortgage Revenue Series A
7.25% 4/20/23 (GNMA)	13,000	13,178
Stillwater Multifamily Housing
Revenue (Stillwater
Cottages Project)
7.25% 11/1/27 (AMT)	1,540,000	1,573,233
Series A 7.00% 11/1/27	1,000,000	1,021,470
Washington County Housing &
Redevelopment Authority
Governmental Revenue
(BriarPond) Series C
7.25% 8/20/34	950,000	928,426
Willmar Housing & Redevelopment
Authority Multifamily
Housing Revenue (Highland
Apartments-Section 8)
5.85% 6/1/19	910,000	910,137
		35,981,621
Lease Revenue Bonds – 2.51%
Puerto Rico Public Buildings
Authority Revenue
(Government Facilities)
Series D 5.25% 7/1/36	1,070,000	1,129,749
St. Paul Port Authority Lease
Revenue (Cedar Street Office
Building Project)
5.00% 12/1/22	2,500,000	2,636,500
5.125% 12/1/27	1,000,000	1,067,020
St. Paul Port Authority Lease
Revenue (continued)
(Robert Street Office
Building Project)
4.75% 12/1/23	2,000,000	2,077,740
5.00% 12/1/27	2,500,000	2,650,425
Series 9 5.25% 12/1/27	725,000	776,352
		10,337,786
Local General Obligation Bonds – 15.46%
Bloomington Independent
School District #271 Series B
5.00% 2/1/17	5,300,000	5,488,467
Cambridge Independent School
District #911 Series A
4.75% 2/1/30 (MBIA)	1,035,000	1,074,061
Dakota County Capital
Improvement Series A
4.75% 2/1/26	1,000,000	1,027,150
Farmington Independent
School District #192 Series B
5.00% 2/1/27 (FSA)	6,705,000	7,172,807
^Farmington Independent
School District #192 Capital
Appreciation Series B
5.422% 2/1/20 (FSA)	1,650,000	878,757
5.34% 2/1/21 (FSA)	1,500,000	756,675
Hennepin County Regional
Railroad Authority
5.00% 12/1/31	4,030,000	4,171,937
^Lakeville Independent School
District #194 Capital
Appreciation Series B
5.45% 2/1/19 (FSA)	8,000,000	4,371,600
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	5,500,000	5,737,654
^Mahtomedi Independent
School District #832 Capital
Appreciation Series B
5.898% 2/1/14 (MBIA)	1,540,000	1,176,175
Metropolitan Council Waste
Water Treatment Series B
5.00% 12/1/21	1,200,000	1,295,484
Minneapolis Library
5.00% 12/1/25	1,500,000	1,580,325
Minneapolis Tax Increment
Revenue (St. Anthony Falls
Project) 5.75% 2/1/27	1,000,000	1,036,590
New Brighton Tax Increment
Series A
5.00% 2/1/27 (MBIA)	1,000,000	1,084,210
5.00% 2/1/28 (MBIA)	1,000,000	1,081,650
Prior Lake Independent School
District #719 Series B
5.00% 2/1/19 (FSA)	3,145,000	3,399,745
Ramsey County State Aid
Series C 5.00% 2/1/28	1,060,000	1,121,406

(continues)      7

Statements of net assets

Delaware Tax-Free Minnesota Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
&[7]Rockford Independent
School District #883
5.625% 2/1/23 (FSA)	$7,020,000	$7,390,165
^Rosemont Independent School
District #196 Capital
Appreciation Series B
5.931% 4/1/11 (FSA)	2,600,000	2,225,288
5.960% 4/1/12 (FSA)	1,850,000	1,521,995
6.008% 4/1/13 (FSA)	1,915,000	1,512,601
^Sartell Independent School
District #748 Capital
Appreciation Series B
5.976% 2/1/13 (MBIA)	540,000	429,916
6.10% 2/1/15 (MBIA)	1,075,000	790,609
6.15% 2/1/16 (MBIA)	1,750,000	1,236,900
St. Peter’s Hospital Series A
5.00% 9/1/24 (MBIA)	1,905,000	1,973,085
Todd Morrison Cass & Wadena
Counties United Hospital
District (Health Care
Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,083,360
5.00% 12/1/34	1,000,000	1,030,390
5.125% 12/1/24	1,000,000	1,051,170
		63,700,172
§Pre-Refunded Bonds – 12.69%
Chaska Electric Revenue Series A
6.00% 10/1/25-10	1,000,000	1,079,270
Little Canada Multifamily
Housing Revenue Alternative
Development (Montreal
Courts Apartments Project)
Series A	1,190,000	1,204,637
6.099% 12/1/17-07
6.25% 12/1/27-07	2,900,000	2,952,287
Marshall Medical Center Gross
Revenue (Weiner Memorial
Medical Center Project)
6.00% 11/1/28-09	1,000,000	1,050,320
Minneapolis Health Care
System Revenue (Fairview
Health Services) Series A
5.625% 5/15/32-12	11,525,000	12,665,630
Minneapolis Tax Increment
Revenue Series E
5.00% 3/1/13-09	6,265,000	6,432,839
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22-08 (AMBAC)	3,440,000	3,512,378
5.25% 1/1/32-11 (FGIC)	5,000,000	5,285,000
Series C
5.25% 1/1/32-11 (FGIC)	2,250,000	2,378,250
5.50% 1/1/17-11 (FGIC)	2,500,000	2,664,725
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
6.375% 11/15/29-10	485,000	534,276
Minnesota Public Facilities
Authority Water Pollution
Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,116,550
Series B 4.75% 3/1/19-09	2,000,000	2,043,200
Puerto Rico Public Buildings
Authority Guaranteed
Government Facilities
Revenue Series D
5.25% 7/1/36-12	2,930,000	3,153,295
Rochester Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	3,890,000	4,196,532
		52,269,189
Special Tax Bonds – 2.30%
^Minneapolis Community
Development Agency Tax
Increment Revenue
6.674% 9/1/09 (MBIA)	5,750,000	5,238,365
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series B
5.00% 7/1/46	4,000,000	4,220,880
		9,459,245
State General Obligation Bonds – 6.18%
Minnesota State
5.00% 11/1/20 (FSA)	8,175,000	8,538,052
5.00% 8/1/21	2,400,000	2,536,296
Minnesota State Refunding
Various Purposes
5.00% 6/1/13	5,175,000	5,261,785
Puerto Rico Commonwealth
Public Improvement Series A
5.00% 7/1/34	4,500,000	4,720,815
5.50% 7/1/19 (MBIA)	1,500,000	1,748,475
Puerto Rico Commonwealth
Series B 5.00% 7/1/35	1,500,000	1,590,075
Puerto Rico Government
Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	1,072,760
		25,468,258
Transportation Revenue Bonds – 0.38%
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A 5.25% 1/1/16 (MBIA)	1,460,000	1,571,077
		1,571,077

	Principal
	Amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.50%
&[8]Minnesota Public Facilities
Authority Water Pollution
Control Revenue
5.25% 3/1/18	$10,000,000	$10,312,000
		10,312,000
Total Municipal Bonds
(cost $414,695,226)		436,860,624

Short-Term Investments – 0.53%
•Variable Rate Demand Notes – 0.53%
St. Paul Housing &
Redevelopment Authority
Revenue (Pur-Cretin-Derham
Hall Project) 3.67% 2/1/26	300,000	300,000
University of Minnesota Series C
3.50% 12/1/36	1,900,000	1,900,000
Total Short-Term Investments
(cost $2,200,000)		2,200,000

Total Value of Securities – 106.57%
(cost $416,895,226)		439,060,624
Liabilities Net of Receivables and
Other Assets – (6.57%)*		(27,099,935)
Net Assets Applicable to 32,741,251
Shares Outstanding – 100.00%		$411,960,689

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class A ($385,360,481 / 30,631,114 Shares)		$12.58

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class B ($10,614,930 / 843,097 Shares)		$12.59

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class C ($15,985,278 / 1,267,040 Shares)		$12.62

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization - no par)		$390,712,670
Distributions in excess of net investment income		(22,418)
Accumulated net realized loss on investments		(894,961)
Net unrealized appreciation of investments		22,165,398
Total net assets		$411,960,689

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

@	illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $3,578,034, which represented 0.87% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&[1]	Security held in a trust in connection with the Inverse Floater security $5,250,000, 7.203%, 7/1/21.

&[2]	Security held in a trust in connection with the Inverse Floater security $1,920,000, 7.710%, 7/1/18.

&[3]	Security held in a trust in connection with the Inverse Floater security $2,000,000, 7.716%, 1/1/14.

&[4]	Security held in a trust in connection with the Inverse Floater security $2,950,000, 6.716%, 1/1/15.

&[5]	Security held in a trust in connection with the Inverse Floater security $2,100,000, 7.203%, 11/15/27.

&[6]	Security held in a trust in connection with the Inverse Floater security $8,375,000, 7.203%, 11/15/27.

&[7]	Security held in a trust in connection with the Inverse Floater security $3,510,000, 7.456%, 2/1/23.

&[8]	Security held in a trust in connection with the Inverse Floater security $5,000,000, 6.696%, 3/1/18.

*	Includes $31,105,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

For additional information on the Inverse Floater programs, see Note 7 in “Notes to Financial Statements.”

Net Asset Value and Offering Price per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.58
Sales charge (4.50% of offering price) (B)	0.59
Offering price	$13.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     9

Statements of net assets

Delaware Tax-Free Minnesota Insured Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 104.68%
Corporate-Backed Revenue Bonds – 0.81%
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	$1,800,000	$1,864,260
		1,864,260
Education Revenue Bonds – 6.14%
Minnesota State Colleges &
Universities Revenue Fund
Series A
5.00% 10/1/22 (FSA)	5,135,000	5,408,233
5.00% 10/1/29 (MBIA)	4,000,000	4,286,760
Minnesota State Higher Education
Facilities Authority Revenue
(St. Catherine College)
Series 5-N1 5.00% 10/1/18	2,200,000	2,296,844
St. Cloud Housing &
Redevelopment Authority
Revenue (State University
Foundation Project)
5.00% 5/1/23	2,000,000	2,100,660
		14,092,497
Electric Revenue Bonds – 8.05%
Minnesota State Municipal
Power Agency Series A
5.00% 10/1/34	2,000,000	2,091,760
&[1]Northern Municipal Power
Agency Electric System
Revenue 5.25% 1/1/13 (FSA)	9,170,000	9,601,861
Puerto Rico Electric Power
Authority Power Revenue
Series GG 4.75% 9/1/21 (FSA)	1,000,000	1,031,230
Series OO 5.00% 7/1/13 (CIFG)	1,315,000	1,414,243
Shakopee Public Utilities
Commission Revenue
5.125% 2/1/26 (MBIA)	1,850,000	1,898,322
Western Minnesota Municipal
Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,419,133
		18,456,549
Escrowed to Maturity Bonds – 15.83%
Dakota/Washington
Counties Housing &
Redevelopment Authority
Anoka Single Family
Residential Mortgage Revenue
8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,913,740
Bloomington Mortgage
Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (MBIA)
(GNMA) (AMT)	405,000	540,691
8.375% 9/1/21 (GNMA)
(FHA) (VA) (AMT)	14,115,000	20,751,309
Western Minnesota Municipal
Power Agency Supply
Revenue Series A
6.60% 1/1/10	1,275,000	1,337,870
9.75% 1/1/16 (MBIA)	530,000	754,153
		36,297,763
Health Care Revenue Bonds – 17.94%
Duluth Economic Development
Authority Health Care
Facilities Benedictine Health
System (St. Mary’s Hospital)
5.25% 2/15/28	8,500,000	8,994,444
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	7,800,000	8,459,490
(Fairview Health Services)
Series D 5.00% 11/15/34
(AMBAC)	8,250,000	8,785,838
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System Revenue
(Allina Health System)
5.00% 11/15/13 (AMBAC)	6,490,000	6,535,300
(Health Partners Obligation
Group Project)
5.625% 12/1/22	650,000	699,017
5.875% 12/1/29	1,000,000	1,089,310
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
5.75% 11/15/26 (MBIA)	180,000	185,852
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.50% 7/1/25	2,000,000	2,167,280
St. Paul Housing & Redevelopment
Authority Health Care Facilities
Revenue (Health Partners
Obligation Group Project)
5.25% 5/15/36	2,000,000	2,121,700
Willmar (Rice Memorial
Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,061,740
5.00% 2/1/25 (FSA)	1,000,000	1,058,480
		41,158,451
Housing Revenue Bonds – 4.21%
Dakota County Housing &
Redevelopment Authority
Single Family Mortgage
Revenue Series B
5.85% 10/1/30 (GNMA)
(FNMA) (AMT)	221,000	225,572

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Eagan Multifamily Revenue
(Woodridge Apartments)
Series A 5.90% 8/1/20 (GNMA)	$1,000,000	$1,021,340
Minneapolis Multifamily
Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,578,975
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	4,000,000	4,170,920
Minnesota State Housing
Finance Agency Rental
Housing Revenue Series C-2
5.95% 2/1/15 (AMBAC)	1,642,000	1,644,299
White Bear Lake Multifamily
Revenue (Lake Square)
Series A 5.875% 2/1/15 (FHA)	1,005,000	1,026,236
		9,667,342
Lease Revenue Bonds – 5.47%
Hopkins Housing &
Redevelopment Authority
Public Works and Fire Station
Series A 5.00% 2/1/23 (MBIA)	1,210,000	1,281,414
Minneapolis Special School
District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,629,295
5.00% 2/1/19 (FSA)	1,535,000	1,616,631
5.00% 2/1/20 (FSA)	1,690,000	1,779,874
St. Paul Port Authority Lease
Revenue (Cedar Street Office
Building Project)
5.125% 12/1/27	2,000,000	2,134,040
5.25% 12/1/27	3,840,000	4,097,703
		12,538,957
Local General Obligation Bonds – 27.77%
Big Lake Independent School
District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,076,982
5.00% 2/1/20 (FSA)	1,000,000	1,035,560
Centennial Independent School
District #012 Series A
5.00% 2/1/18 (FSA)	1,270,000	1,339,291
Dakota County Community
Development Agency
Governmental Housing
Development 5.00% 1/1/21	1,275,000	1,337,131
Farmington Independent School
District #192 Series B
5.00% 2/1/27 (FSA)	4,000,000	4,279,080
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	2,350,000	2,451,544
Morris Independent School
District #769 5.00% 2/1/24
(MBIA)	4,875,000	5,191,924
Mounds View Independent
School District #621
5.00% 2/1/20 (MBIA)	2,970,000	3,122,480
5.375% 2/1/24 (FGIC)	6,170,000	6,540,693
New Brighton Tax Increment
Series A 5.00% 2/1/26
(MBIA)	1,185,000	1,287,834
Osseo Independent School
District #279 Series A
5.00% 2/1/21 (FSA)	3,570,000	3,759,853
Robbinsdale Independent School
District #281 5.00% 2/1/21
(FSA)	1,310,000	1,379,666
&[2]Rockford Independent School
District #883 5.60% 2/1/21
(FSA)	3,210,000	3,377,064
^Rosemount Independent School
District #196 Series B
5.80% 4/1/09 (FSA)	1,860,000	1,720,574
5.85% 4/1/10 (FSA)	2,240,000	1,993,914
^Sauk Rapids Independent School
District #047 Series B
5.982% 2/1/15 (FSA)	2,700,000	1,829,871
6.083% 2/1/17 (FSA)	2,245,000	1,346,596
South Washington County
Independent School
District #833
&[3]5.60% 2/1/20 (MBIA)	6,880,000	7,238,070
&[4]5.60% 2/1/21 (MBIA)	7,290,000	7,669,408
St. Michael Independent School
District #885
5.00% 2/1/20 (FSA)	1,970,000	2,082,014
5.00% 2/1/27 (FSA)	3,435,000	3,630,314
		63,689,863
§Pre-Refunded Bonds – 14.20%
Minneapolis Community
Development Agency
(Supported Development
Revenue) Series G-3
5.45% 12/1/31-11	2,000,000	2,152,660
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	5,400,000	5,934,438
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	100,000	103,580
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,105,120
5.25% 1/1/32-11 (FGIC)	6,595,000	6,970,915

(continues)     11

Statements of net assets

Delaware Tax-Free Minnesota Insured Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
5.75% 11/15/26-07 (MBIA)	$10,070,000	$10,416,609
Southern Minnesota Municipal
Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,152,248
5.75% 1/1/18-13 (AMBAC)	670,000	734,039
		32,569,609
Special Tax Bonds – 0.84%
Virgin Islands Public Finance
Authority Revenue (Matching
Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,920,107
		1,920,107
State General Obligation Bonds – 2.50%
Minnesota State
5.00% 11/1/20 (FSA)	5,500,000	5,744,255
		5,744,255
Transportation Revenue Bonds – 0.92%
Minneapolis/St. Paul
Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/22 (MBIA)	2,000,000	2,111,160
		2,111,160
Total Municipal Bonds
(cost $223,568,351)		240,110,813

Total Value of Securities – 104.68%
(cost $223,568,351)		240,110,813
Liabilities Net of Receivables and
Other Assets – (4.68%)*		(10,742,390)
Net Assets Applicable to 20,955,147
Shares Outstanding – 100.00%		$229,368,423

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class A ($208,106,704 / 19,013,548 Shares)		$10.95

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class B ($9,185,628 / 840,057 Shares)		$10.93

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class C ($12,076,091 / 1,101,542 Shares)		$10.96

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$212,843,046
Accumulated net realized loss on investments		(17,085)
Net unrealized appreciation of investments		16,542,462
Total net assets		$229,368,423

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
VA — Insured by the Veterans Administration

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&[1]	Security held in a trust in connection with the Inverse Floater security $4,585,000, 6.696%, 1/1/13.

&[2]	Security held in a trust in connection with the Inverse Floater security $1,605,000, 7.406%, 2/1/21.

&[3]	Security held in a trust in connection with the Inverse Floater security $3,440,000, 7.406%, 2/1/20.

&[4]	Security held in a trust in connection with the Inverse Floater security $3,645,000, 7.406%, 2/1/21.

*	Includes $13,275,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

For additional information on the Inverse Floater programs, see Note 7 in “Notes to Financial Statements.”

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Minnesota Intermediate Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.13%
Corporate-Backed Revenue Bonds – 3.34%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$775,478
Minneapolis Community
Development Agency
Supported Revenue
Common Bond Fund Series 4
6.20% 6/1/17	1,055,000	1,059,937
		1,835,415
Education Revenue Bonds – 12.13%
Minneapolis Art Center Facilities
Revenue (Walker Art Center
Project) 5.125% 7/1/21	2,250,000	2,356,874
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-J1 5.00% 5/1/28	750,000	783,720
(Macalester College)
Series 6-P 4.25% 3/1/27	750,000	750,908
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,717,566
St. Cloud Housing &
Redevelopment Authority
Revenue (State University
Foundation Project)
5.00% 5/1/23	1,000,000	1,050,330
		6,659,398
Electric Revenue Bonds – 1.97%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,082,160
		1,082,160
Escrowed to Maturity Bonds – 2.11%
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,158,470
		1,158,470
Health Care Revenue Bonds – 23.29%
Apple Valley Economic
Development Authority
Health Care Revenue
(Evercare Senior Living
Projects) Series A
6.00% 12/1/25	500,000	508,355
Bemidji Hospital Facilities First
Meeting Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	500,000	520,360
Breckenridge Catholic Health
Initiatives Series A
5.00% 5/1/30	500,000	525,320
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/20	1,250,000	1,301,963
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	1,000,000	1,050,890
Minneapolis Health Care System
Revenue (Allina Health
Systems) Series A
5.75% 11/15/32	1,500,000	1,626,824
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System (Health
Partners Obligation Group
Project) 6.00% 12/1/17	1,125,000	1,240,695
Moorhead Economic Development
Authority Multifamily Revenue
(Eventide Lutheran Home
Project) 4.70% 6/1/18	475,000	475,865
Northfield Hospital Revenue
5.25% 11/1/21	1,000,000	1,066,730
Oakdale Elderly Housing
Revenue (PHM/Oakdale Inc.
Project) 5.75% 3/1/18	1,400,000	1,401,344
Sherburne County Health Care
Facilities Revenue (Guardian
Angel Health Services)
5.30% 10/1/26	250,000	254,473
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.50% 7/1/25	1,500,000	1,625,459
St. Paul Housing &
Redevelopment Authority
Hospital Revenue (Health
East Project) Series B
5.85% 11/1/17	1,160,000	1,193,605
		12,791,883
Housing Revenue Bonds – 8.62%
Minneapolis Multifamily Housing
Revenue (Trinity Apartments-
Section 8) Series A
6.75% 5/1/21	1,820,000	1,906,486
Minnesota State Housing
Finance Agency
Residential Housing
Series I 5.10% 7/1/20 (AMT)	785,000	810,670
Series M 4.85% 7/1/31 (AMT)	1,000,000	1,022,380
Minnesota State Housing
Finance Agency Single Family
Mortgage Series J
5.90% 7/1/28 (AMT)	420,000	433,150
@Park Rapids Multifamily Revenue
(The Court Apartments
Project-Section 8)
6.05% 8/1/12	570,000	559,541
		4,732,227

(continues)     13

Statements of net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.87%
Edina Housing & Redevelopment
Authority Public Project
Revenue (Appropriate Lease
Obligation) 5.125% 2/1/19	$1,000,000	$1,054,610
Hibbing Economic Development
Authority Revenue
(Hibbing Lease Obligation)
6.10% 2/1/08	145,000	145,109
Virginia Housing &
Redevelopment Authority
Health Care Facility (Lease
Revenue) 5.25% 10/1/25	880,000	927,529
		2,127,248
Local General Obligation Bonds – 25.51%
Big Lake Independent School
District #727 Series C
5.00% 2/1/16 (FSA)	1,180,000	1,234,658
5.00% 2/1/17 (FSA)	1,000,000	1,044,090
Centennial Independent School
District #012 Series A
5.00% 2/1/18 (FSA)	1,000,000	1,054,560
5.00% 2/1/20 (FSA)	750,000	789,885
Dakota County Capital
Improvement Series A
4.75% 2/1/17	1,000,000	1,034,680
Dakota County Community
Development Agency
Governmental Housing Refunding
(Senior Housing Facilities)
Series A 5.00% 1/1/22	1,150,000	1,232,697
Hennepin County Series B
4.75% 12/1/14	1,000,000	1,037,790
Hopkins Independent
School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,124,879
Minneapolis Tax Increment
Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	422,989
Osseo Independent School
District #279 Series A
5.00% 2/1/21 (FSA)	1,500,000	1,579,770
South Washington County
Independent School
District #833 Series B
5.00% 2/1/16 (FSA)	1,560,000	1,644,036
St. Paul Independent School
District #625 Series B
5.00% 2/1/20 (FSA)	750,000	811,335
		14,011,369
§Pre-Refunded Bonds – 6.43%
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	1,750,000	1,923,198
Minnesota State Higher
Education Facilities Authority
Revenue (College of Art &
Design Project) Series 5-D
6.625% 5/1/20-10	1,000,000	1,067,630
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	500,000	539,870
		3,530,698
Special Tax Revenue Bonds – 1.54%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	800,000	844,176
		844,176
State General Obligation Bonds – 6.86%
Minnesota State 5.00% 8/1/21	2,550,000	2,694,815
•Puerto Rico Public Finance
Corporation Commonwealth
Appropriation Series A
(LOC Puerto Rico Government Bank)
5.75% 8/1/27	1,000,000	1,074,950
		3,769,765
Transportation Revenue Bonds – 1.46%
Minneapolis/St. Paul
Metropolitan Airports
Commission Series 14
5.50% 1/1/11 (AMT)	750,000	798,998
		798,998
Total Municipal Bonds
(cost $51,067,826)		53,341,807

	Number of
	Shares
Short-Term Investments – 2.28%
Money Market Instrument – 0.28%
Federated Minnesota Municipal
Cash Trust	155,375	155,375

	Principal
	Amount
•Variable Rate Demand Note – 2.00%
University of Minnesota Series C
3.50% 12/1/36	$1,100,000	1,100,000
Total Short-Term Investments
(cost $1,255,375)		1,255,375

Total Value of Securities – 99.41%
(cost $52,323,201)	$54,597,182
Receivables and Other Assets
Net of Liabilities – 0.59%	321,502
Net Assets Applicable to 5,031,509
Shares Outstanding – 100.00%	$54,918,684

Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class A
($47,945,726 / 4,393,794 Shares)	$10.91
Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class B
($1,869,359 / 170,871 Shares)	$10.94
Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class C
($5,103,599 / 466,844 Shares)	$10.93

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$54,115,490
Accumulated net realized loss on investments	(1,470,787)
Net unrealized appreciation of investments	2,273,981
Total net assets	$54,918,684

Summary of Abbreviations:
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $559,541, which represented 1.02% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.91
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.22

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     15

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.38%
Corporate-Backed Revenue Bonds – 3.80%
Cloquet Pollution Control
Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	$1,700,000	$1,745,033
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,809,448
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	1,750,000	1,812,475
		5,366,956
Education Revenue Bonds – 7.71%
Minnesota State Colleges &
Universities Revenue Funding
Series A 4.50% 10/1/26 (FSA)	1,000,000	1,026,230
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	734,342
Series 6-J1 5.00% 5/1/36	1,000,000	1,038,680
(Macalester College)
Series 6-P 4.25% 3/1/32	1,500,000	1,480,650
(St. Catherine College)
Series 5-N1 5.375% 10/1/32	2,000,000	2,118,000
(University St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,608,015
University of Minnesota Special
Purpose Revenue (Supported
Stadium Debt) 5.00% 8/1/29	2,660,000	2,861,681
		10,867,598
Electric Revenue Bonds – 7.81%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,082,160
Minnesota State Municipal Power
Agency Electric Revenue
5.00% 10/1/35	1,000,000	1,050,900
Series A 5.00% 10/1/34	2,750,000	2,876,170
Puerto Rico Electric Power
Authority Revenue Series II
5.25% 7/1/31	1,000,000	1,063,900
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series A
5.25% 1/1/16 (AMBAC)	1,000,000	1,113,140
Western Minnesota Municipal
Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,419,133
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,404,580
		11,009,983
Aitkin Health Care Facilities
Revenue (Riverwood Health
Care Center) 5.50% 2/1/24	700,000	723,394
Apple Valley Economic
Development Authority
Health Care Revenue
(Augustanna Home
St. Paul Project) Series A
5.80% 1/1/30	1,000,000	1,023,650
(Evercare Senior Living
Project) Series A
6.125% 6/1/35	1,000,000	1,018,310
Bemidji Health Care Facilities
First Meeting Revenue (North
Country Health Services)
5.00% 9/1/20	1,150,000	1,222,899
5.00% 9/1/31 (RADIAN)	2,500,000	2,603,050
Breckenridge Catholic
Health Initiatives Series A
5.00% 5/1/30	2,000,000	2,101,280
Buffalo Health Care Revenue
(Central Minnesota Senior
Housing Project) Series A
5.375% 9/1/26	1,000,000	1,016,370
Detroit Lakes Housing & Health
Facilities Revenue Refunding
(Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	510,535
Duluth Economic Development
Authority Health Care
Facilities Revenue
(Benedictine Health System -
St. Mary’s Hospital)
5.25% 2/15/33	2,250,000	2,364,300
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/31	1,965,000	2,030,945
Mahtomedi Senior Housing
Revenue (St. Andrews Village
Project) 5.75% 12/1/40	1,000,000	1,024,710
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/35	3,590,000	3,751,872
Minneapolis Health Care
Facilities Revenue
(Augustana Chapel
View Homes) Series D
5.75% 6/1/29	1,000,000	1,034,830
(Jones-Harrison Residence
Project) 5.60% 10/1/30	1,500,000	1,529,625

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	$2,000,000	$2,169,100
(Fairview Health Services)
Series D 5.00% 11/15/34
(AMBAC)	1,000,000	1,064,950
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System (Health
Partners Obligation Group
Project) 6.00% 12/1/17	1,125,000	1,240,695
Minnesota Agricultural &
Economic Development
Board Revenue
(Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,022,630
Moorhead Economic Development
Authority Multifamily Revenue
(Eventide Project) Series A
5.15% 6/1/29	550,000	554,263
Northfield Hospital Revenue
5.375% 11/1/31	1,000,000	1,069,980
Northfield Housing &
Redevelopment Authority
(Northfield Retirement
Center) Series B
5.125% 12/1/26	750,000	748,095
Oakdale Elderly Housing
Revenue (PHM/Oakdale, Inc.
Project) 6.00% 3/1/28	1,800,000	1,802,088
Owatonna Senior Housing
Revenue (Senior Living
Project) Series A
5.80% 10/1/29	400,000	410,632
6.00% 4/1/41	1,250,000	1,295,800
Prior Lake Senior Housing
Revenue (Shepherds Path
Senior Housing) Series B
5.75% 8/1/41	1,000,000	1,026,130
Rochester Health Care Facilities
Revenue (Mayo Clinic)
5.00% 11/15/36	3,160,000	3,347,577
Shakopee Health Care Facilities
Revenue (St. Francis
Regional Medical Center)
5.25% 9/1/34	1,000,000	1,054,170
Shoreview Elderly Housing
Revenue (PHM/Shoreview
Inc. Project) 6.15% 12/1/33	1,250,000	1,275,975
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.25% 7/1/30	1,000,000	1,060,820
St. Paul Housing &
Redevelopment Authority
Hospital Revenue (Health
East Project)
6.00% 11/15/25	1,000,000	1,121,230
Series A 5.70% 11/1/15	800,000	822,400
Series B 5.85% 11/1/17	250,000	257,243
St. Paul Housing &
Redevelopment Authority
Healthcare Facilities Revenue
(Health Partners Obligation
Group Project)
5.25% 5/15/36	1,000,000	1,060,850
Stillwater Health Care
Revenue (Health System
Obligation Group)
5.00% 6/1/25	2,000,000	2,099,880
5.00% 6/1/35	1,000,000	1,044,270
Twin Valley Congregate Housing
Revenue (Living Options, Inc.
Project) 5.95% 11/1/28	1,825,000	1,757,767
Woodbury Economic
Development Authority
Housing Revenue Refunding
5.65% 6/1/33	1,000,000	1,027,380
		50,289,695
Housing Revenue Bonds – 15.59%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage
Park Apartments Project-
Section 8) 6.20% 7/1/30
(FHA) (AMT)	300,000	306,333
Chaska Multifamily Housing
Revenue (West Suburban
Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	949,520
@Hutchinson Multifamily
Housing Revenue (Evergreen
Apartments Project-
Section 8) 5.75% 11/1/28	1,910,000	1,864,313
Minneapolis Multifamily
Housing Revenue
(Grant Street Apartments
Project) Series A
7.25% 11/1/29	2,085,000	2,169,422
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	1,490,000	1,490,477
(Trinity Apartments-Section 8)
Series A 6.75% 5/1/21	665,000	696,601
Minneapolis/St. Paul Housing
Finance Board (Cityliving
Project) Series A-2
5.00% 12/1/38 (FNMA)
(GNMA) (AMT)	997,761	1,031,465

(continues)     17

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota State Housing Finance
Agency Rental Housing
Series A 4.875% 8/1/24 (AMT)	$585,000	$597,267
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,326,811
Minnesota State Housing Finance
Agency Residential Housing
Series G 5.00% 7/1/36 (AMT)	1,000,000	1,027,740
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,552,074
Minnesota State Housing Finance
Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	10,000	10,113
Series J 5.90% 7/1/28 (AMT)	650,000	670,352
Series M 5.875% 1/1/17	20,000	20,449
St. Cloud Housing &
Redevelopment Authority
Revenue (Sterling Heights
Apartments Project)
7.55% 4/1/39 (AMT)	530,000	564,132
St. Paul Housing &
Redevelopment Authority
Multifamily Housing Revenue
(Shelby Grotto Housing
Project) 5.50% 9/20/44
(GNMA) (FHA) (AMT)	750,000	778,583
Stillwater Multifamily
Revenue Refunding
(Orleans Homes L P Project)
5.50% 2/1/42 (AMT)	750,000	757,680
(Stillwater Cottages Project)
7.00% 11/1/16 (AMT)	680,000	694,606
Series A 6.75% 11/1/11	205,000	209,373
Series A 7.00% 11/1/27	340,000	347,300
Washington County Housing &
Redevelopment Authority
Governmental Revenue
(Briar Pond Project) Series B
7.125% 8/20/34	835,000	808,639
(Woodland Park Apartments
Project) 4.70% 10/1/32	2,075,000	2,109,092
		21,982,342
Lease Revenue Bonds – 2.88%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.20% 2/1/34	1,000,000	1,060,750
Hibbing Economic Development
Authority Revenue (Hibbing
Lease Obligation Project)
6.40% 2/1/12	530,000	530,106
St. Paul Port Authority
Lease Revenue
(Regions Hospital Parking
Ramp Project) Series 1
5.00% 8/1/36	1,375,000	1,405,539
(Robert Street Office Building
Project 3-11) 5.00% 12/1/27	1,000,000	1,060,170
		4,056,565
Local General Obligation Bonds – 11.66%
Chaska Independent School
District #112 Series A
4.50% 2/1/28 (MBIA)	2,000,000	2,039,280
Farmington Independent School
District #192 Series B
5.00% 2/1/27 (FSA)	1,000,000	1,069,770
Foley Independent School
District #51(Crossover School
Building) Refunding Series A
5.00% 2/1/21	1,105,000	1,198,008
Hopkins Independent School
District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,130,833
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	1,000,000	1,043,210
Metropolitan Council Waste
Water Treatment Series B
4.375% 12/1/27	2,500,000	2,532,550
5.00% 12/1/21	500,000	539,785
Minneapolis Tax
Increment Revenue
(Ivory Tower Project)
5.70% 2/1/29	785,000	807,043
(St. Anthony Falls Project)
Refunding 5.65% 2/1/27	500,000	515,175
Moorhead Improvement Series B
5.00% 2/1/33 (MBIA)	750,000	795,653
Perham Disposal System
6.00% 5/1/22 (AMT)	1,500,000	1,583,490
St. Michael Independent School
District #885 Refunding
Series B 4.25% 2/1/27 (MBIA)	1,000,000	1,004,770
St. Paul Independent School
District #625 Series B
5.00% 2/1/20 (FSA)	750,000	811,335

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena
Counties United Hospital
District (Health Care
Facilities-Lakewood)
5.00% 12/1/21	$610,000	$635,425
5.125% 12/1/24	205,000	215,490
5.25% 12/1/26	490,000	518,743
		16,440,560
§Pre-Refunded Bonds – 5.96%
Little Canada Multifamily
Housing Revenue Alternative
Development (Montreal
Courts Apartments Project)
Series A 6.25% 12/1/27-07	1,250,000	1,272,538
Minneapolis Community
Development Agency
(Supported Development
Revenue) Series G-3
5.45% 12/1/31-11	1,000,000	1,076,330
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	2,000,000	2,197,939
Minnesota State Higher
Education Facilities Authority
Revenue (College of Art &
Design Project) Series 5-D
6.75% 5/1/26-10	500,000	534,805
Perham Hospital District Senior
Congregate Housing Facilities
Revenue (Briarwood Project)
6.25% 11/1/22-07	620,000	629,263
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	1,500,000	1,619,610
Rochester Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	990,000	1,068,012
		8,398,497
Special Tax Bonds – 2.12%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	800,000	844,176
St. Paul Port Authority
(Brownfields Redevelopment
Series 2 5.00% 3/1/37	1,000,000	1,070,300
Virgin Islands Public Finance
Authority Revenue (Senior-
Lien-Matching Fund Loan
Note) Series A 5.25% 10/1/24	1,000,000	1,075,690
		2,990,166
State General Obligation Bonds – 2.70%
Minnesota State Refunding &
Various Purposes
5.625% 11/1/17	2,160,000	2,205,792
Puerto Rico Commonwealth
Public Improvement Series A
5.00% 7/1/34	500,000	524,535
Puerto Rico Government
Development Bank Senior
Notes Series B
5.00% 12/1/14	1,000,000	1,072,760
		3,803,087
Transportation Revenue Bonds – 1.49%
Minneapolis/St. Paul
Metropolitan Airports
Commission Revenue
Series A 5.00% 1/1/28
(MBIA)	2,000,000	2,099,440
		2,099,440

Total Municipal Bonds
(cost $132,776,331)		137,304,889

Short-Term Investments – 1.70%
•Variable Rate Demand Notes – 1.70%
St. Paul Port Authority Industrial
Development Revenue
(Camada Limited Partnership-
711) 3.75% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series C
3.50% 12/1/36	2,300,000	2,300,000

Total Short-Term Investments
(cost $2,400,000)		2,400,000

Total Value of Securities – 99.08%
(cost $135,176,331)		139,704,889
Receivables and Other Assets
Net of Liabilities – 0.92%		1,295,610
Net Assets Applicable to 13,208,263
Shares Outstanding – 100.00%		$141,000,499

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class A
($106,695,402 / 9,998,959 Shares)	$10.67

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class B
($9,402,725 / 879,865 Shares)	$10.69

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class C
($24,902,372 / 2,329,439 Shares)	$10.69

(continues)     19

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$138,919,482
Accumulated net realized loss on investments	(2,447,541)
Net unrealized appreciation of investments	4,528,558
Total net assets	$141,000,499

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $1,864,313, which represented 1.32% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

Net Asset Value and Offering Price Per Share – Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.67
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

			Delaware	Delaware
	Delaware	Delaware	Tax-Free	Minnesota
	Tax-Free	Tax-Free	Minnesota	High-Yield
	Minnesota	Minnesota	Intermediate	Municipal
	Fund	Insured Fund	Fund	Bond Fund
Investment Income:
Interest	$10,749,190	$5,907,102	$1,313,231	$3,158,292

Expenses:
Management fees	1,114,793	575,312	135,296	346,286
Interest and related expenses	601,905	259,321	—	6,805
Distribution expenses – Class A	473,753	260,602	58,933	117,961
Distribution expenses – Class B	53,901	47,510	9,618	46,707
Distribution expenses – Class C	77,293	60,972	25,176	108,363
Dividend disbursing and transfer agent fees and expenses	101,824	64,594	18,431	36,896
Accounting and administration expenses	81,076	46,025	10,824	25,184
Trustees’ fees and benefits	64,092	35,561	8,652	18,850
Legal fees	25,677	19,505	8,986	7,644
Audit and tax	16,274	6,842	6,523	7,708
Reports and statements to shareholders	15,588	11,884	5,795	5,924
Custodian fees	13,985	6,962	2,167	3,593
Registration fees	13,303	9,012	8,686	15,448
Insurance fees	5,172	2,724	654	1,957
Consulting fees	4,055	3,579	980	1,156
Pricing fees	2,471	662	805	1,872
Taxes (other than taxes on income)	703	438	—	208
Trustees’ expenses	684	573	79	284
Dues and services	459	141	92	123
	2,667,008	1,412,219	301,697	752,969
Less expenses absorbed or waived	(48,034)	(28,431)	(41,057)	(60,186)
Less waived distribution expenses – Class A	—	—	(23,573)	—
Less expense paid indirectly	(2,144)	(405)	(255)	(985)
Total expenses	2,616,830	1,383,384	236,812	691,798
Net Investment Income	8,132,360	4,523,718	1,076,419	2,466,494

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	39,222	68,924	(14,575)	94,542
Net change in unrealized appreciation/depreciation of investments	3,161,716	1,176,360	274,754	1,595,466
Net Realized and Unrealized Gain on Investments	3,200,938	1,245,284	260,179	1,690,008

Net Increase in Net Assets Resulting from Operations	$11,333,298	$5,769,002	$1,336,598	$4,156,502

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free Minnesota
	Minnesota Fund		Insured Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,132,360	$16,164,300	$4,523,718	$9,407,580
Net realized gain (loss) on investments	39,222	420,471	68,924	(191,561)
Net change in unrealized appreciation/depreciation of investments	3,161,716	(5,618,279)	1,176,360	(4,320,530)
Net increase in net assets resulting from operations	11,333,298	10,966,492	5,769,002	4,895,489

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(7,710,967)	(15,322,571)	(4,165,324)	(8,597,833)
Class B	(178,697)	(413,101)	(154,331)	(363,586)
Class C	(255,575)	(487,162)	(197,465)	(397,631)

Net realized gain on investments:
Class A	(332,881)	(767,541)	—	(438,581)
Class B	(9,630)	(26,047)	—	(23,729)
Class C	(13,628)	(29,894)	—	(24,664)
	(8,501,378)	(17,046,316)	(4,517,120)	(9,846,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,721,096	46,525,876	3,341,396	11,550,587
Class B	386,721	806,782	125,800	359,427
Class C	2,161,626	4,424,369	267,412	1,930,187

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,229,279	10,254,675	2,788,871	6,080,360
Class B	117,007	273,926	117,205	294,382
Class C	217,067	399,762	137,458	296,875
	28,832,796	62,685,390	6,778,142	20,511,818
Cost of shares repurchased:
Class A	(24,953,850)	(33,894,118)	(12,013,955)	(26,983,677)
Class B	(1,318,813)	(2,326,335)	(1,291,610)	(2,559,927)
Class C	(1,630,099)	(3,458,556)	(951,087)	(1,699,163)
	(27,902,762)	(39,679,009)	(14,256,652)	(31,242,767)
Increase (decrease) in net assets derived from capital share transactions	930,034	23,006,381	(7,478,510)	(10,730,949)
Net Increase (Decrease) in Net Assets	3,761,954	16,926,557	(6,226,628)	(15,681,484)

Net Assets:
Beginning of period	408,198,735	391,272,178	235,595,051	251,276,535
End of period	$411,960,689	$408,198,735	$229,368,423	$235,595,051

Distributions in excess of net investment income	$(22,418)	$(22,418)	$—	$—

See accompanying notes

	Delaware Tax-Free Minnesota		Delaware Minnesota High-Yield
	Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,076,419	$2,195,840	$2,466,494	$4,085,620
Net realized gain (loss) on investments	(14,575)	(181,095)	94,542	(187,727)
Net change in unrealized appreciation/depreciation of investments	274,754	(652,780)	1,595,466	(226,433)
Net increase in net assets resulting from operations	1,336,598	1,361,965	4,156,502	3,671,460

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(964,007)	(1,965,980)	(1,937,397)	(3,084,904)
Class B	(31,056)	(71,129)	(156,550)	(353,881)
Class C	(81,356)	(158,749)	(362,844)	(628,298)
	(1,076,419)	(2,195,858)	(2,456,791)	(4,067,083)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,835,032	4,468,732	21,183,319	33,135,160
Class B	20,568	12,810	603,200	1,943,331
Class C	191,747	1,086,994	5,803,604	7,697,199

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	691,407	1,416,395	1,239,166	1,867,441
Class B	24,240	53,171	106,570	227,202
Class C	61,095	116,926	261,691	437,783
	3,824,089	7,155,028	29,197,550	45,308,116
Cost of shares repurchased:
Class A	(4,105,054)	(9,830,857)	(4,506,819)	(11,064,882)
Class B	(177,749)	(841,634)	(1,007,926)	(3,010,441)
Class C	(334,492)	(1,961,559)	(1,980,215)	(3,355,422)
	(4,617,295)	(12,634,050)	(7,494,960)	(17,430,745)
Increase (decrease) in net assets derived from capital share transactions	(793,206)	(5,479,022)	21,702,590	27,877,371
Net Increase (Decrease) in Net Assets	(533,027)	(6,312,915)	23,402,301	27,481,748

Net Assets:
Beginning of period	55,451,711	61,764,626	117,598,198	90,116,450
End of period (there was no undistributed income at either period end)	$54,918,684	$55,451,711	$141,000,499	$117,598,198

See accompanying notes

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.490	$ 12.690	$ 12.620	$ 12.450	$ 12.610	$ 12.570

Income (loss) from investment operations:
Net investment income	0.252	0.511	0.527	0.590	0.622	0.634
Net realized and unrealized gain (loss) on investments	0.102	(0.172)	0.222	0.348	(0.148)	0.037
Total from investment operations	0.354	0.339	0.749	0.938	0.474	0.671

Less dividends and distributions from:
Net investment income	(0.253)	(0.513)	(0.526)	(0.600)	(0.625)	(0.631)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.264)	(0.539)	(0.679)	(0.768)	(0.634)	(0.631)

Net asset value, end of period	$ 12.580	$ 12.490	$ 12.690	$ 12.620	$ 12.450	$ 12.610

Total return[2]	2.86%	2.78%	6.12%	7.72%	3.80%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 385,361	$ 381,720	$ 364,491	$ 348,000	$ 340,029	$ 356,522
Ratio of expenses to average net assets[3]	1.24%	1.19%	1.12%	1.08%	1.17%	1.18%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.27%	1.20%	1.13%	1.08%	1.17%	1.18%
Ratio of net investment income to average net assets	4.06%	4.11%	4.19%	4.68%	4.90%	5.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.03%	4.10%	4.18%	4.68%	4.90%	5.11%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.500	$ 12.700	$ 12.630	$ 12.460	$ 12.620	$ 12.580

Income (loss) from investment operations:
Net investment income	0.205	0.418	0.433	0.496	0.529	0.540
Net realized and unrealized gain (loss) on investments	0.102	(0.172)	0.222	0.348	(0.150)	0.037
Total from investment operations	0.307	0.246	0.655	0.844	0.379	0.577

Less dividends and distributions from:
Net investment income	(0.206)	(0.420)	(0.432)	(0.506)	(0.530)	(0.537)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.217)	(0.446)	(0.585)	(0.674)	(0.539)	(0.537)

Net asset value, end of period	$ 12.590	$ 12.500	$ 12.700	$ 12.630	$ 12.460	$ 12.620

Total return[2]	2.48%	2.01%	5.33%	6.91%	3.02%	4.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10,615	$ 11,354	$ 12,810	$ 14,588	$ 16,394	$ 17,043
Ratio of expenses to average net assets[3]	1.99%	1.94%	1.87%	1.83%	1.92%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.02%	1.95%	1.88%	1.83%	1.92%	1.93%
Ratio of net investment income to average net assets	3.31%	3.36%	3.44%	3.93%	4.15%	4.36%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.28%	3.35%	3.43%	3.93%	4.15%	4.36%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     25

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.530	$ 12.720	$ 12.650	$ 12.480	$ 12.640	$ 12.590

Income (loss) from investment operations:
Net investment income	0.205	0.418	0.433	0.495	0.529	0.540
Net realized and unrealized gain (loss) on investments	0.102	(0.162)	0.222	0.348	(0.151)	0.047
Total from investment operations	0.307	0.256	0.655	0.843	0.378	0.587

Less dividends and distributions from:
Net investment income	(0.206)	(0.420)	(0.432)	(0.505)	(0.529)	(0.537)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.217)	(0.446)	(0.585)	(0.673)	(0.538)	(0.537)

Net asset value, end of period	$ 12.620	$ 12.530	$ 12.720	$ 12.650	$ 12.480	$ 12.640

Total return[2]	2.47%	2.08%	5.32%	6.90%	3.01%	4.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,985	$ 15,125	$ 13,971	$ 10,811	$ 10,161	$ 7,682
Ratio of expenses to average net assets[3]	1.99%	1.94%	1.87%	1.83%	1.92%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.02%	1.95%	1.88%	1.83%	1.92%	1.93%
Ratio of net investment income to average net assets	3.31%	3.36%	3.44%	3.93%	4.15%	4.36%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.28%	3.35%	3.43%	3.93%	4.15%	4.36%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free Minnesota Insured Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.890	$ 11.110	$ 11.020	$ 10.740	$ 10.940	$ 10.900

Income (loss) from investment operations:
Net investment income	0.216	0.438	0.446	0.479	0.498	0.514
Net realized and unrealized gain (loss) on investments	0.060	(0.200)	0.138	0.282	(0.197)	0.038
Total from investment operations	0.276	0.238	0.584	0.761	0.301	0.552

Less dividends and distributions from:
Net investment income	(0.216)	(0.436)	(0.445)	(0.481)	(0.501)	(0.512)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.216)	(0.458)	(0.494)	(0.481)	(0.501)	(0.512)

Net asset value, end of period	$ 10.950	$ 10.890	$ 11.110	$ 11.020	$ 10.740	$ 10.940

Total return[2]	2.56%	2.23%	5.42%	7.20%	2.75%	5.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 208,107	$ 212,859	$ 226,671	$ 227,018	$ 231,738	$ 239,763
Ratio of expenses to average net assets[3]	1.13%	1.08%	1.01%	0.99%	1.08%	1.14%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.16%	1.09%	1.02%	0.99%	1.08%	1.14%
Ratio of net investment income to average net assets	4.01%	4.03%	4.05%	4.37%	4.52%	4.78%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.98%	4.02%	4.04%	4.37%	4.52%	4.78%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free Minnesota Insured Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.880	$ 11.100	$ 11.010	$ 10.730	$ 10.940	$ 10.890

Income (loss) from investment operations:
Net investment income	0.176	0.357	0.364	0.397	0.415	0.433
Net realized and unrealized gain (loss) on investments	0.050	(0.200)	0.137	0.282	(0.207)	0.048
Total from investment operations	0.226	0.157	0.501	0.679	0.208	0.481

Less dividends and distributions from:
Net investment income	(0.176)	(0.355)	(0.362)	(0.399)	(0.418)	(0.431)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.176)	(0.377)	(0.411)	(0.399)	(0.418)	(0.431)

Net asset value, end of period	$ 10.930	$ 10.880	$ 11.100	$ 11.010	$ 10.730	$ 10.940

Total return[2]	2.09%	1.47%	4.64%	6.41%	1.89%	4.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,185	$ 10,182	$ 12,337	$ 14,317	$ 15,647	$ 14,341
Ratio of expenses to average net assets[3]	1.88%	1.83%	1.76%	1.74%	1.83%	1.89%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.91%	1.84%	1.77%	1.74%	1.83%	1.89%
Ratio of net investment income to average net assets	3.26%	3.28%	3.30%	3.62%	3.77%	4.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.27%	3.29%	3.62%	3.77%	4.03%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free Minnesota Insured Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.900	$ 11.120	$ 11.030	$ 10.750	$ 10.950	$ 10.910

Income (loss) from investment operations:
Net investment income	0.176	0.356	0.364	0.396	0.414	0.433
Net realized and unrealized gain (loss) on investments	0.060	(0.200)	0.137	0.282	(0.197)	0.038
Total from investment operations	0.236	0.156	0.501	0.678	0.217	0.471

Less dividends and distributions from:
Net investment income	(0.176)	(0.354)	(0.362)	(0.398)	(0.417)	(0.431)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.176)	(0.376)	(0.411)	(0.398)	(0.417)	(0.431)

Net asset value, end of period	$ 10.960	$ 10.900	$ 11.120	$ 11.030	$ 10.750	$ 10.950

Total return[2]	2.18%	1.46%	4.63%	6.39%	1.97%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12,076	$ 12,554	$ 12,269	$ 12,028	$ 11,966	$ 6,083
Ratio of expenses to average net assets[3]	1.88%	1.83%	1.76%	1.74%	1.83%	1.89%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.91%	1.84%	1.77%	1.74%	1.83%	1.89%
Ratio of net investment income to average net assets	3.26%	3.28%	3.30%	3.62%	3.77%	4.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.27%	3.29%	3.62%	3.77%	4.03%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     29

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.860	$ 11.010	$ 10.890	$ 10.630	$ 10.720	$ 10.580

Income (loss) from investment operations:
Net investment income	0.221	0.429	0.407	0.444	0.469	0.512
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.260	(0.088)	0.138
Total from investment operations	0.271	0.279	0.527	0.704	0.381	0.650

Less dividends and distributions from:
Net investment income	(0.221)	(0.429)	(0.407)	(0.444)	(0.471)	(0.510)
Total dividends and distributions	(0.221)	(0.429)	(0.407)	(0.444)	(0.471)	(0.510)

Net asset value, end of period	$ 10.910	$ 10.860	$ 11.010	$ 10.890	$ 10.630	$ 10.720

Total return[2]	2.51%	2.62%	4.93%	6.73%	3.59%	6.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 47,946	$ 48,297	$ 52,958	$ 57,012	$ 57,635	$ 51,034
Ratio of expenses to average net assets[3]	0.77%	0.75%	0.79%	0.89%	0.96%	0.98%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.02%	0.97%	0.95%	1.00%	1.06%	0.98%
Ratio of net investment income to average net assets	4.08%	3.96%	3.72%	4.10%	4.32%	4.86%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.83%	3.74%	3.56%	3.99%	4.22%	4.86%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.890	$ 11.040	$ 10.920	$ 10.650	$ 10.740	$ 10.600

Income (loss) from investment operations:
Net investment income	0.175	0.337	0.314	0.352	0.377	0.423
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.270	(0.088)	0.137
Total from investment operations	0.225	0.187	0.434	0.622	0.289	0.560

Less dividends and distributions from:
Net investment income	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)
Total dividends and distributions	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)

Net asset value, end of period	$ 10.940	$ 10.890	$ 11.040	$ 10.920	$ 10.650	$ 10.740

Total return[2]	2.07%	1.75%	4.03%	5.91%	2.70%	5.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,869	$ 1,993	$ 2,811	$ 3,224	$ 4,002	$ 2,852
Ratio of expenses to average net assets[3]	1.62%	1.60%	1.64%	1.74%	1.81%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.77%	1.72%	1.70%	1.75%	1.83%	1.83%
Ratio of net investment income to average net assets	3.23%	3.11%	2.87%	3.25%	3.47%	4.01%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.08%	2.99%	2.81%	3.24%	3.45%	4.01%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     31

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.880	$ 11.030	$ 10.910	$ 10.640	$ 10.730	$ 10.590

Income (loss) from investment operations:
Net investment income	0.175	0.337	0.314	0.352	0.377	0.423
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.270	(0.088)	0.137
Total from investment operations	0.225	0.187	0.434	0.622	0.289	0.560

Less dividends and distributions from:
Net investment income	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)
Total dividends and distributions	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)

Net asset value, end of period	$ 10.930	$ 10.880	$ 11.030	$ 10.910	$ 10.640	$ 10.730

Total return[2]	2.08%	1.75%	4.04%	5.91%	2.71%	5.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,104	$ 5,162	$ 5,996	$ 7,188	$ 6,544	$ 4,887
Ratio of expenses to average net assets[3]	1.62%	1.60%	1.64%	1.74%	1.81%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.77%	1.72%	1.70%	1.75%	1.83%	1.83%
Ratio of net investment income to average net assets	3.23%	3.11%	2.87%	3.25%	3.47%	4.01%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.08%	2.99%	2.81%	3.24%	3.45%	4.01%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 10.240	$ 9.910	$ 9.950	$ 9.900

Income (loss) from investment operations:
Net investment income	0.216	0.445	0.469	0.512	0.550	0.586
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.372	0.328	(0.030)	0.056
Total from investment operations	0.355	0.363	0.841	0.840	0.520	0.642

Less dividends and distributions from:
Net investment income	(0.215)	(0.443)	(0.471)	(0.510)	(0.560)	(0.592)
Total dividends and distributions	(0.215)	(0.443)	(0.471)	(0.510)	(0.560)	(0.592)

Net asset value, end of period	$ 10.670	$ 10.530	$ 10.610	$ 10.240	$ 9.910	$ 9.950

Total return[2]	3.41%	3.54%	8.40%	8.65%	5.33%	6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 106,695	$ 87,504	$ 63,802	$ 42,636	$ 36,644	$ 34,867
Ratio of expenses to average net assets[3]	0.92%	0.89%	0.89%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.01%	1.00%	0.98%	1.00%	1.04%	1.01%
Ratio of net investment income to average net assets	4.10%	4.26%	4.50%	5.03%	5.48%	5.98%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.01%	4.15%	4.41%	4.78%	5.19%	5.72%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     33

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.550	$ 10.630	$ 10.250	$ 9.930	$ 9.970	$ 9.910

Income (loss) from investment operations:
Net investment income	0.177	0.367	0.391	0.435	0.475	0.513
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.381	0.318	(0.030)	0.063
Total from investment operations	0.316	0.285	0.772	0.753	0.445	0.576

Less dividends and distributions from:
Net investment income	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)
Total dividends and distributions	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)

Net asset value, end of period	$ 10.690	$ 10.550	$ 10.630	$ 10.250	$ 9.930	$ 9.970

Total return[3]	3.02%	2.77%	7.68%	7.71%	4.55%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,403	$ 9,578	$ 10,505	$ 12,463	$ 12,513	$ 13,379
Ratio of expenses to average net assets[3]	1.67%	1.64%	1.64%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.76%	1.75%	1.73%	1.75%	1.79%	1.76%
Ratio of net investment income to average net assets	3.35%	3.51%	3.75%	4.28%	4.73%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.26%	3.40%	3.66%	4.03%	4.44%	4.97%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$10.550	$10.630	$10.250	$9.930	$9.970	$9.910

Income (loss) from investment operations:
Net investment income	0.177	0.367	0.391	0.435	0.475	0.513
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.381	0.318	(0.030)	0.063
Total from investment operations	0.316	0.285	0.772	0.753	0.445	0.576

Less dividends and distributions from:
Net investment income	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)
Total dividends and distributions	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)

Net asset value, end of period	$10.690	$10.550	$10.630	$10.250	$9.930	$9.970

Total return[2]	3.02%	2.76%	7.68%	7.71%	4.54%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,902	$20,516	$15,809	$11,435	$10,754	$7,840
Ratio of expenses to average net assets[3]	1.67%	1.64%	1.64%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.76%	1.75%	1.73%	1.75%	1.79%	1.76%
Ratio of net investment income to average net assets	3.35%	3.51%	3.75%	4.28%	4.73%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.26%	3.40%	3.66%	4.03%	4.44%	4.97%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds are individually referred to as “Trust” and collectively as the “the Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L. P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund’s net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, each Fund will incorporate FIN 48 in its semiannual report on February 28, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Fund’s financial statements.

1. Significant Accounting Policies (continued)

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Delaware Tax-Free Minnesota Fund’s, Delaware Tax-Free Minnesota Insured Fund’s, and Delaware Minnesota High-Yield Municipal Bond Fund’s participation in inverse floater programs where the Funds have transferred their own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In consideration of the conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the six months ended February 28, 2007, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund had an average daily liability from the participation in inverse floater programs of $31,105,000 and $13,275,000, respectively, and recorded interest expense at an average rate of 3.91% and 3.94%, respectively.

For the period September 1, 2006 through October 30, 2006, Delaware Minnesota High-Yield Municipal Bond Fund had an average daily liability from the participation in inverse floater programs of $1,000,000 and recorded interest expense at an average rate of 4.07%.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees and on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets as shown below:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily
net assets (per annum)	0.68%	0.64%	0.60%	0.64%
Expiration date	12/31/07	12/31/07	12/31/07	12/31/07

(continues)     37

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and services fees through December 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2007, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Investment management fee payable
to DMC	$173,165	$83,963	$15,208	$51,993
Dividend disbursing, transfer agent,
accounting and administration fees
and expenses payable to DSC	63,448	38,238	11,159	23,286
Distribution fee payable to DDLP	197,368	118,321	22,496	94,649
Other expenses payable to	18,874	9,474	3,376	5,219
DMC and affiliates*

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, the Funds were charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$10,925	$6,176	$1,459	$3,280

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$29,363	$7,179	$4,521	$35,942

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Class A	$11,877	$ 20	$ —	$ —
Class B	4,356	4,589	10	4,332
Class C	157	586	410	2,096

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. For the six months ended February 28, 2007, the retirement benefit payouts were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$50,888	$29,233	$6,902	$14,909

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Purchases	$22,678,010	$5,278,370	$3,797,229	$28,950,926
Sales	16,956,061	5,440,025	5,552,177	5,261,159

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Cost of investments	$386,674,594	$210,184,210	$52,323,201	$135,095,477
Aggregate unrealized appreciation	$ 21,389,411	$ 16,654,244	$ 2,285,091	$ 4,799,173
Aggregate unrealized depreciation	(108,381)	(2,641)	(11,110)	(189,761)
Net unrealized appreciation	$ 21,281,030	$ 16,651,603	$ 2,273,981	$ 4,609,412

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and year ended August 31, 2006 was as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/07*
Tax-exempt income	$ 8,145,239	$4,517,120	$1,076,419	$2,456,791
Long-term capital gain	356,139	—	—	—
Total	$ 8,501,378	$4,517,120	$1,076,419	$2,456,791

Year Ended 8/31/06
Tax-exempt income	$16,312,106	$9,369,886	$2,195,858	$4,067,083
Ordinary income	106,715	—	—	—
Long-term capital gain	627,495	476,138	—	—
Total	$17,046,316	$9,846,024	$2,195,858	$4,067,083

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     39

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$ 390,712,670	$212,843,046	$54,115,490	$138,919,482
Accumulated tax-exempt income	(22,418)	—	—	—
Capital loss carryforwards as of 2/28/07	—	—	(1,356,875)	(2,432,446)
Realized gains (losses) 9/1/06-2/28/07	12,634	(126,226)	(109,745)	(95,949)
Post-October losses	(23,227)	—	(4,167)	—
Unrealized appreciation of investments	21,281,030	16,651,603	2,273,981	4,609,412
Net assets	$411,960,689	$229,368,423	$54,918,684	$141,000,499

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments and tax treatment of the inverse floater program.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Undistributed (Accumulated)
net investment income (loss)	$ 16,237	$ 12,956	$ —	$(9,703)
Accumulated realized gain (loss)	(16,237)	(12,956)	—	9,703

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Minnesota	Minnesota High-Yield
Year of Expiration	Intermediate Fund	Municipal Bond Fund
2008	$ —	$ 179,791
2009	1,024,839	1,267,552
2010	4,037	57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
Total	$1,356,875	$2,432,446

For the six months ended February 28, 2007, the Delaware Tax-Free Minnesota Fund had capital gains of $12,634, which may reduce capital loss carryforwards. Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund had capital losses of $126,226, $109,745 and $95,949 respectively, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Minnesota Fund		Insured Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	1,653,901	3,740,009	305,747	1,066,208
Class B	30,853	64,648	11,531	32,933
Class C	172,021	354,758	24,490	177,451

Shares issued upon reinvestments of dividends and distributions:
Class A	417,044	824,435	255,507	559,513
Class B	9,325	22,000	10,748	27,111
Class C	17,263	32,061	12,571	27,286
	2,300,407	5,037,911	620,594	1,890,502

Shares repurchased:
Class A	(1,992,111)	(2,730,163)	(1,100,358)	(2,484,487)
Class B	(105,102)	(187,143)	(118,431)	(235,722)
Class C	(129,556)	(277,488)	(86,864)	(156,558)
	(2,226,769)	(3,194,794)	(1,305,653)	(2,876,767)
Net increase (decrease)	73,638	1,843,117	(685,059)	(986,265)

	Delaware Tax-Free Minnesota		Delaware Minnesota High-Yield
	Intermediate Fund		Municipal Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	260,561	413,224	1,998,730	3,175,962
Class B	1,884	1,162	56,884	185,827
Class C	17,547	100,419	546,952	736,336

Shares issued upon reinvestment of dividends and distributions:
Class A	63,508	130,882	116,932	178,840
Class B	2,220	4,900	10,043	21,720
Class C	5,602	10,784	24,652	41,851
	351,322	661,371	2,754,193	4,340,536

Shares repurchased:
Class A	(377,075)	(907,954)	(425,701)	(1,059,998)
Class B	(16,285)	(77,656)	(95,126)	(288,064)
Class C	(30,686)	(180,541)	(186,802)	(321,249)
	(424,046)	(1,166,151)	(707,629)	(1,669,311)
Net increase (decrease)	(72,724)	(504,780)	2,046,564	2,671,225

(continues)     41

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

6. Capital Shares (continued)

For the six months ended February 28, 2007 and year ended August 31, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	55,356	55,398	$694,909	66,784	66,836	$ 831,110
Delaware Tax-Free Minnesota
Insured Fund	53,333	53,284	582,512	80,959	80,882	878,177
Delaware Tax-Free Minnesota
Intermediate Fund	8,462	8,479	92,427	18,914	18,958	203,874
Delaware Minnesota High-Yield
Municipal Bond Fund	57,202	57,284	606,039	167,328	167,637	1,747,428

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statements of Net Assets.

Previously, the Funds treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007 or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s

9. Credit and Market Risk (continued)

proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax Free Minnesota Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

On August 17, 2006, the Board of Trustees responsible for Delaware Tax-Free Minnesota Insured Fund (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into the Delaware Tax-Free Minnesota Fund (the “Acquiring Fund”) subject to shareholder approval. The Board of Trustees responsible for the Delaware Tax-Free Minnesota Fund also approved the reorganization. On September 1, 2006, the Reorganizing Fund was closed to new investors. On March 30, 2007, the shareholders of the Reorganizing Fund approved the reorganization of their Fund. The reorganization took place on April 13, 2007.

12. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

  Simplified tax processing — Automatically retrieve your Delaware Investments accounts’ 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax® OnlineSM and Desktop software — www.turbotax.com.

  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1579)	Printed in the USA
SA-MNALL [2/07] CGI 4/07	MF-07-03-147 PO11732

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Intermediate Tax-Free Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007